POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS
DATED FEBRUARY 27, 2009 OF:

PowerShares India Portfolio (the "Fund")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of the Fund. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PIN-PRO-STK-1 12/31/09

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009 OF:

PowerShares India Portfolio (the "Fund")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of the Fund. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PIN-SOAI-STK-1 12/31/09